UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22434

                            del Rey Global Investors Funds

(Exact name of registrant as specified in charter)

6701 Center Dive West, Suite 655

                         Los Angeles, CA 90045

(Address of principal executive offices) (Zip code)

Corporation Service Company

Gerald W. Wheeler, Esq.

Chief Operating Officer

del Rey Global Investors, LLC

6701 Center Dive West, Suite 655

                             Los Angeles, CA 90045

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 649-1230

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Item 1. Schedule of Investments.

del Rey Global Investors Funds		(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS

August 31, 2011
	Number of Shares	Market Value	% of Net Assets

Common Stock

Belgium (Cost $174,477)
Belgacom SA	5,000	$164,045
		164,045	2.9%
Canada (Cost $464,470)
Barrick Gold Corp	3,600	182,700
Kinross Gold Corp	3,000	51,870
Magna International Inc	1,400	53,284
Nexen Inc	4,400	93,940
Suncor Energy Inc	2,700	86,130
		467,924	8.3%
China (Cost $236,870)
Guangshen Railway Co Ltd, Class H	76,000	27,722
Huaneng Power International Inc, Class H	380,000	186,442
		214,164	3.8%
Finland (Cost $313,085)
Nokia OYJ	26,500	171,300
Stora Enso OYJ, Class R	15,000	109,675
		280,975	5.0%
France (Cost $408,654)
Alcatel-Lucent *	31,000	114,355
Sanofi	2,400	174,652
Societe Generale SA	1,400	46,979
		335,986	6.0%
Germany (Cost $107,809)
Deutsche Bank AG (Registered)	1,200	48,688
Siemens AG (Registered)	500	51,627
		100,315	1.8%
Hong Kong (Cost $147,556)
Chaoda Modern Agriculture Holdings Ltd	168,000	54,591
China Mobile Ltd	6,000	60,880
Sino-Forest Corp *	5,000	24,558
		140,029	2.5%
Italy (Cost $256,386)
Intesa Sanpaolo SpA	25,300	41,224
Telecom Italia SpA - RSP	161,000	175,235
		216,459	3.8%
Japan (Cost $1,512,597)
Dai Nippon Printing Co Ltd	16,000	166,123
FUJIFILM Holdings Corp	6,000	144,417
Hachijuni Bank Ltd	10,000	55,374
Mabuchi Motor Co Ltd	3,500	154,728
MS&AD Insurance Group Holdings	2,900	67,491
Nintendo Co Ltd	1,100	192,504
Rohm Co Ltd	2,000	102,651
Sega Sammy Holdings Inc	4,200	96,759
Sekisui House Ltd	12,000	107,510
Seven & I Holdings Co Ltd	6,300	166,036
Shiseido Co Ltd	6,200	117,814
Sumitomo Mitsui Trust Holdings Inc	18,000	60,651
		1,432,058	25.4%

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund SCHEDULE OF INVESTMENTS (continued) August 31, 2011

	Number of Shares	Market Value	% of Net Assets

Common Stock (continued)

Netherlands (Cost $381,215)
Aegon NV *	11,900	$53,539
Royal Dutch Shell PLC, Class B	5,100	172,156
Wolters Kluwer NV	6,000	113,553
		339,248	6.0%
South Africa (Cost $292,457)
AngloGold Ashanti Ltd	2,700	122,753
Gold Fields Ltd	7,100	118,764
Impala Platinum Holdings Ltd	2,400	61,680
		303,197	5.4%
South Korea (Cost $199,707)
KT Corp ADR	2,400	41,016
SK Telecom Co Ltd ADR	8,800	141,504
		182,520	3.3%
Spain (Cost $259,077)
Banco Popular Espanol SA	11,500	59,966
Indra Sistemas SA	9,600	172,170
		232,136	4.1%
Switzerland (Cost $178,024)
Novartis AG (Registered)	2,800	163,274
		163,274	2.9%
United Kingdom (Cost $828,669)
AstraZeneca PLC	1,900	90,060
BAE Systems PLC	38,900	173,840
BP PLC	16,400	107,139
Home Retail Group PLC	75,800	156,882
Lloyds Banking Group PLC *	78,700	42,918
Tesco PLC	17,900	110,009
		680,848	12.1%
United States (Cost $163,598)
Newmont Mining Corp	3,000	187,860
		187,860	3.3%

Total Common Stock (Cost $5,924,651)		5,441,038	96.6%

Investment Companies

Northern Institutional Funds- Treasury Portfolio	112,309	112,309	2.0%

Total Investment Companies (Cost $112,309)

Total Value of Investments (Total Cost $6,036,960)		5,553,347	98.6%

Other Assets less Liabilities		74,415	1.3%

Net Assets		$5,627,762	100.0%

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund SCHEDULE OF INVESTMENTS (continued) August 31, 2011

Federal Tax Information:

At August 31, 2011, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$6,036,960
Gross tax appreciation of investments	$101,327
Gross tax depreciation of investments	(584,940)
Net tax depreciation of investments	$(483,613)

At August 31, 2011, the industry sectors for the del Rey Monarch Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	8.2
Energy	8.4
Financials	8.8
Health Care	7.9
Industrials	10.6
Information Technology	16.5
Materials	15.8
Telecommunication Services	10.7
Utilities	3.4
Total	100.0%

At August 31, 2011, the del Rey Monarch Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM	INVESTMENTS
Euro		27.5%
Japanese Yen		26.3
British Pound		15.7
U.S. Dollar		15.4
Hong Kong Dollar		6.1
South African Rand		5.6
All other currencies less than 5%		3.4
Total		100.0%

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund SCHEDULE OF INVESTMENTS (continued) August 31, 2011

Various inputs are used in determining the value of the del Rey Monarch Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The del Rey Monarch Fund utilized the following technique on Level 3 investments: The del Rey Monarch Fund valued certain securities using a stale price based on suspension from trading exchanges.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the del Rey Monarch Fund’s investments, which are carried at fair value, as of August 31, 2011.

INVESTMENTS		LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stock
	Consumer Discretionary	$527,988	$-	$-	$527,988
	Consumer Staples	448,451	-	-	448,451
	Energy	459,365	-	-	459,365
	Financials	476,829	-	-	476,829
	Health Care	427,986	-	-	427,986
	Industrials	574,040	-	-	574,040
	Information Technology	897,397	-	-	897,397
	Materials	835,301	-	24,558	859,859
	Telecommunication Service	582,681	-	-	582,681
	Utilities	186,442	-	-	186,442
Investment Companies		112,309	-	-	112,309
	Total Investments	$5,528,789	$-	$24,558	$5,553,347

The del Rey Monarch Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At August 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on May 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

	BALANCE AS OF 5/31/11	REALIZED GAIN	REALIZED LOSS	CHANGE IN UNREALIZED APPRECIATION	CHANGE IN UNREALIZED DEPRECIATION	PURCHASES	SALES	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	BALANCE AS OF 8/31/11

Common Stock
Materials	$-	$-	$-	$-	$(1,788)	$26,346	$-	$-	$-	$24,558

Item 2.   Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

del Rey Global Investors Funds

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date:	October 26, 2011

By:	/s/ Gerald W. Wheeler
Gerald W. Wheeler, Chief Financial Officer
(Principal Financial Officer)

Date:	October 26, 2011